EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2025
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

NOTE 21 — EMPLOYEE BENEFITS

Total assets and liabilities of all types of employee benefits granted by the Company and its subsidiaries as of December 31, 2025 and 2024 are as follows:

	2025	2024
Plan assets - Defined contribution pension plan	9,328	9,716
Total assets	9,328	9,716

Actuarial liabilities - Defined benefit pension plan	190,790	303,925
Actuarial liabilities - Post-employment health care benefit	199,570	224,677
Retirement and termination benefit liabilities	14,319	16,790
Total liabilities	404,679	545,392

Current	594	186
Non-current	404,085	545,206

a) Post-employment defined benefit pension plan

The Company’s Canadian and US subsidiaries sponsor defined benefit plans (Canadian Plan and American Plan), collectively referred to as the North American Plans, that cover substantially all their employees and provide supplemental benefits to employees during retirement. The assumptions adopted for pension plans can have a significant effect on the amounts disclosed and recorded for these plans.

The Company and its subsidiaries in Brazil sponsor a defined benefit pension plan (Brazilian plans), managed by Gerdau - Sociedade de Previdência Privada (GPrev), a closed supplementary pension plan, which were settled in 2010 and include only participants who decided not to transfer the reserve to a new defined contribution plan and, therefore, opted to maintain the benefit settled in the defined benefit plan, which has been adjusted by the INPC (National Consumer Price Index).

The potential effects of changes to the North American Plans on the Consolidated Statement of Income are presented below:

	1% Increase	1% Decrease
Discount rate	(13,902)	12,981

The accumulated amount recognized in other Comprehensive Income for employee benefits is R$ (487,421) as of December 31, 2025 (R$ (539,300) as of December 31, 2024).

Defined Benefit Pension Plan

The current expenses of the defined benefit pension plans are as follows:

	2025	2024	2023
Cost of current service	33,793	49,339	46,176
Interest expense	154,048	213,267	204,604
Return on plan assets	(158,392)	(205,604)	(187,247)
Past service cost	5,888	7,164	—
Settlement	1,122	(24,625)	—
Interest cost on unrecoverable surplus	18,352	14,129	13,645
Net pension cost	54,811	53,670	77,178

The reconciliations of assets and liabilities of the plans are as follows:

	2025	2024
Present value of defined benefit obligation	(2,388,321)	(2,752,097)
Fair value of plan assets	2,628,213	2,871,304
Asset ceiling restrictions on recognition of net funded assets	(430,682)	(423,132)
Net	(190,790)	(303,925)
Defined benefit obligation	(190,790)	(303,925)

Changes in plan assets and actuarial liabilities were as follows:

	2025	2024	2023
Variation of the plan obligations
Obligation at the begining of the year	2,752,097	3,573,044	3,841,213
Cost of service	33,793	49,339	46,176
Interest expense	154,048	213,267	204,604
Payments of the benefits	(201,795)	(343,378)	(410,621)
Past service cost	5,888	7,164	—
Settlement	(122,560)	(1,346,899)	—
Acturial remeasurements	(22,519)	(119,823)	117,644
Exchange Variance	(210,631)	719,383	(225,972)
Obligation at the end of the year	2,388,321	2,752,097	3,573,044

	2025	2024	2023
Variation of the plan assets
Fair value of the plan assets at the begining of the year	2,871,304	3,383,887	3,499,475
Return of the plan assets	158,392	205,604	187,247
Contributions from sponsors	56,322	331,212	75,321
Settlement	(123,682)	(1,322,274)	—
Payments of benefits	(201,795)	(343,378)	(413,565)
Remeasurement	56,421	(10,050)	214,503
Exchange Variance	(188,749)	626,303	(179,094)
Fair value of plan assets at the end of the year	2,628,213	2,871,304	3,383,887

Amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income are as follows:

	2025	2024	2023
Return of the plan assets	(56,421)	6,340	(214,503)
Actuarial Remeasurements	(22,519)	(119,823)	117,644
Restriction recognized in Other Comprehensive Income (Asset Ceiling)	(4,626)	70,212	(22,456)
Remeasurements recognized in Other Comprehensive Income	(83,566)	(43,271)	(119,315)

The historical actuarial remeasurements are as follows:

	2025	2024	2023	2022	2021
Present value of defined benefit obligation	(2,388,321)	(2,752,097)	(3,573,044)	(3,841,213)	(5,409,065)
Fair value of the plan assets	2,628,213	2,871,304	3,383,887	3,499,475	4,647,361
Surplus (Deficit)	239,892	119,207	(189,157)	(341,738)	(761,704)
Experience adjustments on plan liabilities (Gain)	(22,519)	(119,823)	117,644	(1,058,898)	(457,421)
Experience adjustments on plan assets (Gain)	(56,421)	6,340	(214,503)	791,672	(25,498)

Actuarial remeasurements are recognized in the period in which they occur and are recorded directly in comprehensive income.

The allocations for plan assets are presented below:

	2025
		North
	Brazilian Plans	American Plans
Fixed income	99.7%	66.0%
Variable income	—	30.0%
Others	0.3%	4.0%
Total	100%	100%

	2024
		North
	Brazilian Plans	American Plans
Fixed income	99.7%	58.3%
Variable income	—	36.8%
Others	0.3%	4.9%
Total	100%	100%

The investment strategy for the Brazilian Plan is based on a long-term macroeconomic scenario. This scenario assumes a reduction in Brazil’s sovereign risk, moderate economic growth, stable levels of inflation, exchange rates and moderate interest rates.

The Canadian and American subsidiaries have an Investment Committee that defines the investment policy for the defined benefit plans. The primary investment objective is to ensure the security of benefits that were accrued under the plans, providing an adequately funded asset pool which is separated and independent of the Company. To reach this objective, the fund must invest in a manner that adheres to safeguards and diversification to which a prudent investor of pension funds would normally adhere. These subsidiaries retain specialized consultants that advice and support Investment Committee decisions and recommendations.

The asset mix policy considers the principles of diversification and long-term investment goals, as well as liquidity requirements. To do this, the target allocation ranges from 29% to 36% in shares,from 60% to 70% in debt securities and from 0% to 7% in alternative securities, and for Brazilian Plan it is close to 100% in fixed income.

The tables below show a summary of the assumptions used to calculate the defined benefit plans in 2024 and 2023, respectively:

2025
	Brazilian Plan	North American Plan
Average discount rate	11.15%	4.75% to 5.42%
Rate of increase in compensation	Not applicable	Not applicable
Mortality table	AT-2000 per sex	RP-2012 and MP-2017&2021
Mortality table of disabled	AT-2000 per sex	Not applicable
Rate of rotation	Null	Based on age and/or the service

	2024
	Brazilian Plan	North American Plan
Average discount rate	11.07%	4.58% to 5.62%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2024
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2024
Rate of rotation	Null	Based on age and/or the service

b) Post-employment defined contribution pension plan

The Company and its subsidiaries in Brazil, in the United States and in Canada maintain a defined contribution plan to which contributions are made by the sponsor in proportion to the contributions made by its participating employees. The total cost of these plans was R$ 235,888 in 2025 (R$ 215,085 in 2024 and R$196,027 in 2023).

c) Post-employment health care benefit plan

The North American plans include, in addition to pension benefits, specific health care benefits for employees who retire after a certain age and with a certain number of years of service. The Americans and Canadian subsidiaries have the right to change or eliminate these benefits, and the contributions are actuarially calculated.

The net periodic costs of post-employment health care benefits are as follows:

	2025	2024	2023
Current service cost	1,744	1,933	2,069
Interest expense	9,718	11,059	10,127
Net cost pension benefit	11,462	12,992	12,196

The funded status of the post-employment health benefits plans is as follows:

	2025	2024
Present value of obligations	(199,570)	(224,677)
Total net liabilities	(199,570)	(224,677)

Changes in plan assets and actuarial liabilities were as follows:

	2025	2024	2023
Change in benefit obligation
Benefit obligation at beginning of the year	224,677	196,445	224,180
Cost of service	1,744	1,933	2,069
Interest expense	9,718	11,059	10,127
Contributions from participants	792	1,125	1,096
Payment of benefits	(19,214)	(18,729)	(20,265)
Remeasurements	649	(9,457)	(7,232)
Exchange variations	(18,796)	42,301	(13,530)
Benefit obligation at the end of the year	199,570	224,677	196,445

	2025	2024	2023
Change in plan assets
Contributions from sponsors	18,422	17,604	19,168
Contributions from participants	792	1,125	1,096
Payments of benefits	(19,214)	(18,729)	(20,264)
Fair value of plan assets at end of the year	—	—	—

The historical actuarial gains and losses of the plans are as follows:

	2025	2024	2023	2022	2021
Present value of defined benefit obligation	(199,570)	(224,677)	(196,445)	(224,180)	(318,181)
Deficit	(199,570)	(224,677)	(196,445)	(224,180)	(318,181)
Experience adjustments on plan liabilities	649	(9,457)	(7,232)	(61,524)	(36,938)

The amounts recognized as actuarial gains and losses in other comprehensive income are as follows:

	2025	2024	2023
Gains (Losses) on actuarial obligation	649	(9,457)	(7,232)
Actuarial losses recognized in Equity	649	(9,457)	(7,232)

The accounting assumptions adopted for post-employment health benefits are as follows:

	2025	2024
Average discount rate	4.75% - 5.42%	4.58% - 5.62%
Health treatment - rate assumed next year	4.28% - 7.90%	4.76% - 8.40%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2032 to 2041	3.31% - 9.20%	3.26% - 4.40%

The assumptions adopted for post-employment health benefits have a significant effect on the amounts disclosed and recorded for post-employment health benefits plans. The change of one-point percentage on discount rates would have the following effects:

	1% Increase	1% Decrease
Effect over total service costs and interest costs	(4,619)	4,530
Effect over benefit plan obligations	(45,422)	55,338

d) Other retirement and termination benefits

The benefits of this plan provide a compensation supplement up to retirement date, cost of living allowance, and other benefits as a result of termination and retirement of the employees. The Company estimates that the total obligation for these benefits was R$ 14,319 as of December 31, 2025 (R$ 16,790 as of December 31, 2024).